Long -Term Debt ($920.0 Million Revolving Credit Facility) (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 08, 2007	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Number of vessels		4
$920.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	$ 920,000,000	$ 890,257,000	$ 718,723,000
Maturity date	Dec. 31, 2022
Maximum borrowing capacity		920,000,000
Percentage market value of the collateralized vessels		65.00%
Percentage commitment fee		0.20%
Weighted average rate of interest including the margin		1.02%	0.79%
Maximum amount available to borrow not covered by refund guarantee		$ 1,250,000
Number of semi-annual reductions		18
Number of semi-annual reductions commence date		April 21, 2014
LIBOR [Member] | $920.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate		0.50%
2500 TEU Vessels [Member] | $920.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels	2
4250 TEU Vessels [Member] | $920.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels	4
8500 TEU Vessels [Member] | $920.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels	8